Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited - Statements of Shareholders' Equity (Detail) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		May 31, 2017 shares	Aug. 31, 2018 CNY (¥) shares	Aug. 31, 2018 USD ($) shares	Aug. 31, 2017 CNY (¥) shares	Aug. 31, 2016 CNY (¥) shares
Beginning Balance			¥ 1,416,133
Net (loss) income for the year			¥ 246,969	$ 36,159	¥ 172,050	¥ (36,374)
Beginning Balance, Shares | shares		5,000,000,000	117,250,000	117,250,000
Repurchase of ordinary shares			¥ (114,554)		0	0
Acquisition of additional interest in subsidiaries of non-controlling interests					64,866
Acquisition of subsidiaries			166,718			102,530
Stock issued during the period new issues					1,146,861
Distribution to owners under group Reorganization					(32,167)
Foreign currency translation			112,264	$ 16,436	(36,494)
Share-based compensation			29,061			¥ 95,070
Ending Balance			¥ 2,841,575	$ 416,043	¥ 1,416,133
Ending Balance, Shares | shares			127,250,000	127,250,000	117,250,000
Share Capital
Beginning Balance, Shares | shares			117,250,000	117,250,000	100,000,000	92,590,000
Acquisition of subsidiaries, Shares | shares						3,844,870
Stock issued during the period new issues, Shares | shares					17,250,000
Share-based compensation, Shares | shares						3,565,130
Ending Balance, Shares | shares			127,250,000	127,250,000	117,250,000	100,000,000
Additional Paid-in Capital
Repurchase of ordinary shares			¥ (114,554)
Acquisition of subsidiaries						¥ 102,530
Stock issued during the period new issues					¥ 1,146,861
Distribution to owners under group Reorganization					(32,167)
Share-based compensation			29,061			95,070
Accumulated Other Comprehensive (Loss)/Income
Foreign currency translation			112,264		(36,494)
Bright Scholar Education Holdings Limited
Beginning Balance			1,416,133		116,729	(44,497)
Net (loss) income for the year			246,969	$ 36,159	172,050	(36,374)
Repurchase of ordinary shares	[1]		(114,554)
Acquisition of additional interest in subsidiaries of non-controlling interests					49,154
Acquisition of subsidiaries						102,530
Stock issued during the period new issues			1,151,702		1,146,861
Distribution to owners under group Reorganization					(32,167)
Foreign currency translation			112,264		(36,494)
Share-based compensation			29,061			95,070
Equity interests in subsidiaries and VIEs						(36,374)
Ending Balance			2,841,575	$ 416,043	1,416,133	116,729
Bright Scholar Education Holdings Limited | Share Capital
Beginning Balance			¥ 7		¥ 7	¥ 7
Beginning Balance, Shares | shares			117,250,000	117,250,000	100,000,000	92,590,000
Stock issued during the period new issues			¥ 2
Acquisition of subsidiaries, Shares | shares						3,844,870
Stock issued during the period new issues, Shares | shares			10,000,000	10,000,000	17,250,000
Share-based compensation, Shares | shares						3,565,130
Ending Balance			¥ 9	$ 1	¥ 7	¥ 7
Ending Balance, Shares | shares			127,250,000	127,250,000	117,250,000	100,000,000
Bright Scholar Education Holdings Limited | Additional Paid-in Capital
Beginning Balance			¥ 1,403,608		¥ 239,760	¥ 42,160
Repurchase of ordinary shares	[1]		(114,554)
Acquisition of additional interest in subsidiaries of non-controlling interests					49,154
Acquisition of subsidiaries						102,530
Stock issued during the period new issues			1,151,700		1,146,861
Distribution to owners under group Reorganization					(32,167)
Share-based compensation			29,061			95,070
Ending Balance			2,469,815	$ 361,613	1,403,608	239,760
Bright Scholar Education Holdings Limited | Accumulated (Deficit)/Retained Earnings
Beginning Balance			49,012		(123,038)	(86,664)
Net (loss) income for the year			246,969		172,050
Equity interests in subsidiaries and VIEs						(36,374)
Ending Balance			295,981	43,335	49,012	¥ (123,038)
Bright Scholar Education Holdings Limited | Accumulated Other Comprehensive (Loss)/Income
Beginning Balance			(36,494)
Foreign currency translation			112,264		(36,494)
Ending Balance			¥ 75,770	$ 11,094	¥ (36,494)

[1]	Note*: Treasury stock represent ordinary shares repurchased by the Group that are no longer outstanding and are held by the Group. The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stock. During the years ended December 31, 2016, 2017 and 2018, the Group repurchased a total of nil, nil and 1,207,465 shares from the market for a cash consideration of nil, nil and RMB 114,554.